APPENDIX I
 UNITED STATES
		SECURITIES AND EXCHANGE
COMMISSION
		             Washington,
 D.C.  20549

		                   FORM 24F-2
		       Annual Notice of
Securities Sold
		           Pursuant to
 Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	Two International Place
	Boston, Massachusetts 02110

2. The name of each series or class of
securities for which this
Form is filed (state "All Series" if
Form is being filed for all series):

Eaton Vance Arizona Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance Municipal Opportunites Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund


3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572



4(a). Last day of fiscal year for which
 this Form is filed:

				7/31/2019

4(b). Is this Form is being filed late
(i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c) Is this the last time the issuer
will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):

$	$741,556,834

(ii)  Aggregate price of securities
 redeemed or
repurchased during the fiscal year:
$461,779,015

(iii)  Aggregate price of securities
 redeemed or
repurchased during any prior fiscal
 year ending no
earlier than October 11, 1995 that
 were not
previously used to reduce
 registration fees payable
to the Commission:
$0

(iv)  Total available redemption credits
 [add items 5(ii) and 5(iii)]:
$	$461,779,015

(v)    Net sales - if item 5(i)
is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
$	$279,777,819

(vi)   Redemption credits available
 for use in future years -
if item 5(i) is less than item
5(iv) [subtract item
5(iv) from item 5(i)]:
$0

(vii)  Multiplier for determining
registration fee (See Instructions C.9):
x	0.0001298

(viii) Registration fee due
[multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$36,315.16


6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount
of securities that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
rule 24e-2], then report the amount of
securities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other
units that were registered pursuant
to rule 24e-2 remaining unsold at the end
of the fiscal year for which this
Form is filed that are available for use
by the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$36,315.16


9. Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:

10/28/2019
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President of Eaton Vance Management

Date: 10/25/19